Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Information Regarding Aging and Collectability of Accounts Receivable

The following table provides information regarding the aging and collectability of the Company’s accounts receivable balances as at December 31, 2012:

Current	$960
Past due 1 – 30 days	39
Past due 31 – 60 days	51
Past due 61 – 90 days	—
Over 91 days past due	282
Less allowance for doubtful accounts	(193)

Total accounts receivable	$1,139